Expense Example - PIMCO Low Duration Fund II	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years
USD ($)	51	160	280	628	77	240	417	930